COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease payments	$ 260	$ 81
Lease office space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	48
Lease office space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 576
Lease warehouse space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease warehouse space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 18
Lease warehouse space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 216
Lease factory space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2027
Lease factory space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 19
Lease factory space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 228